CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Pension liability adjustment, tax expense (benefit)	$ 58	$ 48	$ 172	$ 173	$ (178)	$ 301	$ (172)
Unrealized gains on retained interests, tax benefit (expense)	232	626	811	1,408	1,739	(2,112)	(11,469)
Losses reclassified to earnings, tax expense (benefit)	546	1,958	1,864	5,635	(8,110)	(13,805)	(14,067)
Losses (gains) deferred, tax benefit (expense)	$ (4)	$ 3,908	$ 113	$ 6,955	$ 8,535	$ 10,459	$ 4,644